Share-based payments	9 Months Ended
Sep. 30, 2024
Share-based payments
Share-based payments

5. Share-based payments

The Group recognized share-based payment expenses as follows:

	Three months ended September 30,		Nine months ended September 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Cost of sales	98	148	245	347
Selling and distribution expenses	93	(113)	246	6
Research and development expenses	441	494	1,202	1,153
General and administrative expenses	862	383	4,083	920
Other operating expenses	206	164	497	383
Total	1,701	1,076	6,273	2,807

Expense recognized for the equity-settled programs was as follows:

	Three months ended September 30,		Nine months ended September 30,
Program	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
LTIP Stock Options	391	69	2,728	227
RSU Supervisory Board	206	164	497	383
New VSOP	(26)	—	19	—
Prior VSOP	20	2	(1)	9
LTIP RSUs	1,110	841	3,030	2,188
Total	1,701	1,076	6,273	2,807

On June 1, 2024, the Group granted 25,000 options to the Chief Business Officer, CBO. The grant was made under the terms of the long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V.

For the grant to the CBO, a Monte Carlo simulation has been used to measure the fair value at the grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 1.78
Weighted average share price (10-days VWAP before grant date)	EUR 3.50
Exercise price (USD 3.80)	EUR 3.50
Expected volatility (%)	65.0%
Expected life (years)	3.45
Risk-free interest rate (%)	4.56%

On March 31, 2024, the Group awarded 199,910 RSUs to the Supervisory Board members and 1,374,824 RSUs to the Executive Board and various key employees. The fair value is based on the CureVac stock price as of March 31, 2024, which amounts to USD 3.03 (EUR 2.80).

Exercise of options

Under the New VSOP plan, no options were exercised within the three and nine months ended September 30, 2024.

On the third anniversary after IPO i.e., on August 14, 2023, a fourth 10% portion of the (vested) virtual shares became exercisable because certain minimum trading volumes of the CureVac N.V. shares and liquidity levels were again reached. The beneficiaries declared the exercise of their then exercisable 786,746 virtual shares by March 22, 2024, and CureVac received 786,746 shares from the old shareholders on that day. On March 26, 2024, CureVac transferred 786,746 shares to the exercising beneficiaries.

On the fourth anniversary after IPO i.e., on August 14, 2024, a fifth 10% portion of the (vested) virtual shares became exercisable because certain minimum trading volumes of the CureVac N.V. shares and liquidity levels were again reached. The beneficiaries declared the exercise of their then exercisable 790,185 virtual shares by September 20, 2024, and CureVac received 790,185 shares from the old shareholders on that day. On September 25, 2024, CureVac transferred 790,185 shares to the exercising beneficiaries.